SARATOGA ADVANTAGE TRUST

James Alpha Global Real Estate Investments Portfolio

Class S Shares	JARSX

Incorporated herein by reference is the definitive version of the Class S Shares Prospectus supplement for the James Alpha Global Real Estate Investments Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 22, 2017 (SEC Accession No. 0001580642-17-003569).